SUBSEQUENT EVENT (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2007	Aug. 22, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio	5.88235	0.235294